UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.         REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile I Portfolios

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE I	PROFILE I	PROFILE I	PROFILE I	PROFILE I
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

ASSETS:
Investments in securities, market value (1)	$137,599,998	$48,476,826	$302,546,419	$294,840,438	$66,284,444
Total assets	137,599,998	48,476,826	302,546,419	294,840,438	66,284,444
LIABILITIES:
Due to investment adviser	2,814	993	6,188	6,031	1,356

Total liabilities	2,814	993	6,188	6,031	1,356

NET ASSETS	$137,597,184	$48,475,833	$302,540,231	$294,834,407	$66,283,088
NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,043,836	$458,031	$2,567,904	$2,391,665	$603,948
Additional paid-in capital	111,187,055	45,384,878	263,345,063	252,780,145	59,955,764
Net unrealized appreciation on investments	17,911,004	1,613,021	23,623,423	25,091,569	3,545,323
Overdistributed net investment income	(1,880)	(663)	(4,132)	(4,028)	(906)
Accumulated net realized gain on investments	7,457,169	1,020,566	13,007,973	14,575,056	2,178,959

NET ASSETS	$137,597,184	$48,475,833	$302,540,231	$294,834,407	$66,283,088

NET ASSET VALUE PER OUTSTANDING SHARE	$13.18	$10.58	$11.78	$12.33	$10.97
(Offering and Redemption Price)
SHARES OF CAPITAL STOCK:
Authorized	150,000,000	150,000,000	150,000,000	130,000,000	150,000,000
Outstanding	10,438,359	4,580,305	25,679,037	23,916,649	6,039,481

(1) Cost of investments in securities:	$119,688,994	$46,863,805	$278,922,996	$269,748,869	$62,739,121
See notes to financial statements.

MAXIM SERIES FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE I	PROFILE I	PROFILE I	PROFILE I	PROFILE I
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
INVESTMENT INCOME:
Income distributions received	$251,920	$559,454	$1,879,445	$1,671,914	$530,293
EXPENSES:
Management fees	157,533	56,755	354,830	341,232	77,106

NET INVESTMENT INCOME	94,387	502,699	1,524,615	1,330,682	453,187
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	989,983	479,070	2,060,299	3,687,512	707,679
Capital gain distributions received	0	0	0	0	0
Change in net unrealized appreciation on investments	11,179,547	789,945	15,076,361	16,315,605	2,215,837

Net realized and unrealized gain on investments	12,169,530	1,269,015	17,136,660	20,003,117	2,923,516
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$12,263,917	$1,771,714	$18,661,275	$21,333,799	$3,376,703
See notes to financial statements.

MAXIM SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	MAXIM AGGRESSIVE PROFILE I PORTFOLIO		MAXIM CONSERVATIVE PROFILE I PORTFOLIO		MAXIM MODERATE PROFILE I PORTFOLIO
	2007	2006	2007	2006	2007	2006
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$94,387	$2,285,106	$502,699	$1,294,901	$1,524,615	$6,740,133
Net realized gain on investments	989,983	4,307,082	479,070	420,963	2,060,299	6,887,108
Capital gain distributions received	0	9,550,831	0	1,193,798	0	15,221,753
Change in net unrealized appreciation on investments	11,179,547	(1,419,005)	789,945	236,855	15,076,361	(964,550)

Net increase in net assets resulting from operations	12,263,917	14,724,014	1,771,714	3,146,517	18,661,275	27,884,444
DISTRIBUTIONS:
From net investment income	(96,267)	(2,303,200)	(503,362)	(1,298,643)	(1,528,747)	(6,743,398)
From net realized gains	0	(10,990,127)	0	(1,492,569)	0	(18,173,972)

Total distributions	(96,267)	(13,293,327)	(503,362)	(2,791,212)	(1,528,747)	(24,917,370)
SHARE TRANSACTIONS:
Net proceeds from sales of shares	18,444,764	27,878,635	7,782,031	9,602,101	33,808,464	55,968,731
Reinvestment of distributions	96,267	13,293,327	503,362	2,791,212	1,528,747	24,917,370
Redemptions of shares	(10,076,905)	(13,829,738)	(4,212,570)	(7,389,691)	(21,388,562)	(33,306,613)

Net increase in net assets resulting from share transactions	8,464,126	27,342,224	4,072,823	5,003,622	13,948,649	47,579,488

Total increase in net assets	20,631,776	28,772,911	5,341,175	5,358,927	31,081,177	50,546,562
NET ASSETS:
Beginning of period	116,965,408	88,192,497	43,134,658	37,775,731	271,459,054	220,912,492

End of period (1)	$137,597,184	$116,965,408	$48,475,833	$43,134,658	$302,540,231	$271,459,054
OTHER INFORMATION:
SHARES:
Sold	1,468,820	2,264,071	743,357	926,717	2,947,632	4,957,204
Issued in reinvestment of distributions	7,321	1,126,881	47,667	272,711	130,106	2,264,634
Redeemed	(793,106)	(1,125,727)	(400,058)	(714,117)	(1,854,960)	(2,950,365)

Net increase	683,035	2,265,225	390,966	485,311	1,222,778	4,271,473

(1) Including overdistributed net investment income	$(1,880)	$0	$(663)	$0	$(4,132)	$0
See notes to financial statements.

MAXIM SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
	2007	2006	2007	2006
	UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$1,330,682	$6,867,347	$453,187	$1,443,361
Net realized gain on investments	3,687,512	10,113,896	707,679	1,562,960
Capital gain distributions received	0	16,612,278	0	2,668,698
Change in net unrealized appreciation on investments	16,315,605	(4,090,944)	2,215,837	(596,954)

Net increase in net assets resulting from operations	21,333,799	29,502,577	3,376,703	5,078,065
DISTRIBUTIONS:
From net investment income	(1,334,710)	(6,944,190)	(454,093)	(1,445,126)
From net realized gains	0	(23,458,971)	0	(3,591,256)

Total distributions	(1,334,710)	(30,403,161)	(454,093)	(5,036,382)
SHARE TRANSACTIONS:
Net proceeds from sales of shares	33,889,519	54,219,547	10,130,074	13,018,931
Reinvestment of distributions	1,334,710	30,403,161	454,093	5,036,382
Redemptions of shares	(18,639,515)	(24,859,885)	(5,635,504)	(8,511,325)

Net increase in net assets resulting from share transactions	16,584,714	59,762,823	4,948,663	9,543,988

Total increase in net assets	36,583,803	58,862,239	7,871,273	9,585,671
NET ASSETS:
Beginning of period	258,250,604	199,388,365	58,411,815	48,826,144

End of period (1)	$294,834,407	$258,250,604	$66,283,088	$58,411,815
OTHER INFORMATION:
SHARES:
Sold	2,844,257	4,559,455	939,562	1,217,095
Issued in reinvestment of distributions	108,513	2,664,691	41,470	482,663
Redeemed	(1,556,946)	(2,096,303)	(520,090)	(795,998)

Net increase	1,395,824	5,127,843	460,942	903,760

(1) Including overdistributed net investment income	$(4,028)	$0	$(906)	$0
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$11.99		$11.77	$11.65	$10.11	$7.78	$9.48
Income from Investment Operations
Net investment income	0.01		0.25	0.13	0.16	0.05	0.03
Capital gain distributions received	0.00		0.98	0.80	0.31	0.05	0.10

Total distributions received	0.01		1.23	0.93	0.47	0.10	0.13
Net realized and unrealized gain
on investments	1.19		0.52	0.10	1.23	2.28	(1.80)

Total Income From
Investment Operations	1.20		1.75	1.03	1.70	2.38	(1.67)
Less Distributions

From net investment income	(0.01)		(0.25)	(0.13)	(0.16)	(0.05)	(0.03)
From net realized gains	0.00		(1.28)	(0.78)	0.00	0.00	0.00

Total Distributions	(0.01)		(1.53)	(0.91)	(0.16)	(0.05)	(0.03)

Net Asset Value, End of Period	$13.18		$11.99	$11.77	$11.65	$10.11	$7.78

Total Return	10.00%	w	15.54%	8.78%	16.89%	30.57%	(17.62%)

Net Assets, End of Period ($000)	$137,597		$116,965	$88,192	$82,079	$58,392	$34,659

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	0.15%	*	2.25%	1.08%	1.67%	0.61%	0.41%

Portfolio Turnover Rate	2.97%	w	13.65%	28.45%	25.48%	50.10%	76.79%
#	Does not include expenses of the investment companies in which the portfolio invests.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.
MAXIM CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$10.30		$10.20	$10.34	$9.96	$9.23	$9.65
Income from Investment Operations
Net investment income	0.11		0.32	0.34	0.30	0.30	0.23
Capital gain distributions received	-		0.28	0.20	0.04	0.05	0.09

Total distributions received	0.11		0.60	0.54	0.34	0.35	0.32
Net realized and unrealized gain (loss)
on investments	0.28		0.20	(0.11)	0.34	0.69	(0.52)
Total Income From
Investment Operations	0.39		0.80	0.43	0.68	1.04	(0.20)
Less Distributions
From net investment income	(0.11)		(0.33)	(0.34)	(0.30)	(0.31)	(0.22)
From net realized gains	-		(0.37)	(0.23)	-	-	-

Total Distributions	(0.11)		(0.70)	(0.57)	(0.30)	(0.31)	(0.22)

Net Asset Value, End of Period	$10.58		$10.30	$10.20	$10.34	$9.96	$9.23

Total Return	4.00%	w	7.99%	4.20%	6.92%	11.33%	(0.69%)

Net Assets, End of Period ($000)	$48,476		$43,135	$37,776	$37,766	$32,155	$28,128

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.20%	*	3.18%	3.12%	3.03%	3.13%	3.92%

Portfolio Turnover Rate	12.86%	w	17.92%	45.14%	33.95%	86.47%	82.41%
#	Does not include expenses of the investment companies in which the portfolio invests.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.
MAXIM MODERATE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$11.10		$10.94	$10.98	$10.08	$8.53	$9.54
Income from Investment Operations
Net investment income	0.06		0.30	0.24	0.24	0.16	0.14
Capital gain distributions received	0.00		0.62	0.49	0.16	0.04	0.09

Total distributions received	0.06		0.92	0.73	0.40	0.20	0.23
Net realized and unrealized gain (loss)
on investments	0.68		0.35	(0.04)	0.74	1.51	(1.10)
Total Income From
Investment Operations	0.74		1.27	0.69	1.14	1.71	(0.87)
Less Distributions
From net investment income	(0.06)		(0.30)	(0.24)	(0.24)	(0.16)	(0.14)
From net realized gains	0.00		(0.81)	(0.49)	0.00	0.00	0.00

Total Distributions	(0.06)		(1.11)	(0.73)	(0.24)	(0.16)	(0.14)

Net Asset Value, End of Period	$11.78		$11.10	$10.94	$10.98	$10.08	$8.53

Total Return	6.67%	w	11.98%	6.29%	11.34%	20.19%	(8.52%)

Net Assets, End of Period ($000)	$302,540		$271,459	$220,912	$200,257	$125,318	$61,960

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.07%	*	2.76%	2.05%	2.63%	2.17%	2.44%

Portfolio Turnover Rate	8.01%	w	13.40%	36.53%	21.59%	57.76%	77.11%
#	Does not include expenses of the investment companies in which the portfolio invests.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$11.47		$11.46	$11.44	$10.29	$8.42	$9.73
Income from Investment Operations
Net investment income	0.06		0.34	0.23	0.22	0.14	0.10
Capital gain distributions received	0.00		0.74	0.65	0.18	0.04	0.09

Total distributions received	0.06		1.08	0.88	0.40	0.18	0.19
Net realized and unrealized gain (loss)
on investments	0.86		0.44	(0.01)	0.97	1.83	(1.40)
Total Income From
Investment Operations	0.92		1.52	0.87	1.37	2.01	(1.21)
Less Distributions
From net investment income	(0.06)		(0.34)	(0.23)	(0.22)	(0.14)	(0.10)
From net realized gains	0.00		(1.17)	(0.62)	0.00	0.00	0.00

Total Distributions	(0.06)		(1.51)	(0.85)	(0.22)	(0.14)	(0.10)

Net Asset Value, End of Period	$12.33		$11.47	$11.46	$11.44	$10.29	$8.42

Total Return	7.99%	w	13.79%	7.65%	13.38%	23.94%	(12.03%)

Net Assets, End of Period ($000)	$294,834		$258,251	$199,388	$186,620	$132,218	$80,966

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	0.97%	*	3.03%	2.02%	2.00%	2.00%	2.00%

Portfolio Turnover Rate	12.63%	w	16.86%	36.90%	30.33%	53.30%	76.97%
#	Does not include expenses of the investment companies in which the portfolio invests.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:
	Six Months Ended		Year Ended December 31,
	June 30, 2007		2006	2005	2004	2003	2002
	UNAUDITED
Net Asset Value, Beginning of Period	$10.47		$10.44	$10.60	$9.91	$8.71	$9.47
Income from Investment Operations
Net investment income	0.08		0.28	0.26	0.26	0.22	0.17
Capital gain distributions received	0.00		0.48	0.36	0.12	0.04	0.09

Total distributions received	0.08		0.76	0.62	0.38	0.26	0.26
Net realized and unrealized gain
on investments	0.50		0.24	0.00	0.57	1.17	(0.86)
Total Income From
Investment Operations	0.58		1.00	0.62	0.95	1.43	(0.60)

Less Distributions
From net investment income	(0.08)		(0.28)	(0.26)	(0.26)	(0.23)	(0.16)
From net realized gains	0.00		(0.69)	(0.52)	0.00	0.00	0.00

Total Distributions	(0.08)		(0.97)	(0.78)	(0.26)	(0.23)	(0.16)

Net Asset Value, End of Period	$10.97		$10.47	$10.44	$10.60	$9.91	$8.71

Total Return	5.50%	w	9.90%	5.94%	9.66%	16.49%	(5.31%)

Net Assets, End of Period ($000)	$66,283		$58,412	$48,826	$47,169	$35,878	$23,352

Ratio of Expenses to Average Net Assets #	0.25%	*	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.46%	*	2.70%	2.29%	2.69%	2.65%	3.09%

Portfolio Turnover Rate	11.85%	w	16.27%	56.53%	31.05%	61.38%	82.07%
#	Does not include expenses of the investment companies in which the portfolio invests.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.							(Concluded)

MAXIM SERIES FUND, INC. MAXIM AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2007 UNAUDITED COMMON STOCK
Shares		Value ($)

1,041,685	Maxim Ariel MidCap Value Portfolio	$27,427,566
729,816	Maxim Ariel Small-Cap Value Portfolio	10,283,112
720,039	Maxim Bernstein International Equity Portfolio	11,743,833
534,792	Maxim INVESCO ADR Portfolio	11,508,732
987,951	Maxim Janus Large Cap Growth Portfolio	13,821,430
439,097	Maxim Loomis Sayles Small-Cap Value Portfolio	10,292,431
792,464	Maxim MFS® International Growth Portfolio	11,514,506
944,414	Maxim T. Rowe Price Equity/Income Portfolio	20,286,009
669,252	Maxim T. Rowe Price MidCap Growth Portfolio	13,759,818
358,525	Maxim Trusco Small-Cap Growth Portfolio	6,962,561

Total Aggressive Profile I Portfolio		$137,599,998
(Cost of Investments $119,688,994)

(continued)

MAXIM SERIES FUND, INC. MAXIM CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

10,423,635	*	Great-West Life & Annuity Contract	$10,983,661
92,343		Maxim Ariel MidCap Value Portfolio	2,431,385
86,265		Maxim Ariel Small-Cap Value Portfolio	1,215,474
51,135		Maxim Bernstein International Equity Portfolio	834,010
501,979		Maxim Federated Bond Portfolio	4,824,014
213,728		Maxim Global Bond Portfolio	2,434,362
695,981		Maxim High Yield Bond Portfolio	7,161,647
38,020		Maxim INVESCO ADR Portfolio	818,180
262,752		Maxim Janus Large Cap Growth Portfolio	3,675,898
51,903		Maxim Loomis Sayles Small-Cap Value Portfolio	1,216,602
55,998		Maxim MFS® International Growth Portfolio	813,649
370,117		Maxim Short Duration Bond Portfolio	3,649,358
167,427		Maxim T. Rowe Price Equity/Income Portfolio	3,596,341
420,789		Maxim U.S. Government Securities Portfolio	4,822,245

Total Conservative Profile I Portfolio			$48,476,826
(Cost of Investments $46,863,805)

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

43,158,724	*	Great-West Life & Annuity Contract	$45,531,477
1,148,858		Maxim Ariel MidCap Value Portfolio	30,249,423
1,073,231		Maxim Ariel Small-Cap Value Portfolio	15,121,829
952,165		Maxim Bernstein International Equity Portfolio	15,529,807
2,342,256		Maxim Federated Bond Portfolio	22,509,084
1,329,569		Maxim Global Bond Portfolio	15,143,795
1,443,344		Maxim High Yield Bond Portfolio	14,852,011
708,059		Maxim INVESCO ADR Portfolio	15,237,428
2,179,064		Maxim Janus Large Cap Growth Portfolio	30,485,103
645,686		Maxim Loomis Sayles Small-Cap Value Portfolio	15,134,876
1,049,212		Maxim MFS® International Growth Portfolio	15,245,052
1,388,748		Maxim T. Rowe Price Equity/Income Portfolio	29,830,297
738,104		Maxim T. Rowe Price MidCap Growth Portfolio	15,175,417
1,963,422		Maxim U.S. Government Securities Portfolio	22,500,820

Total Moderate Profile I Portfolio			$302,546,419
(Cost of Investments $278,922,996)

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

14,058,679	*	Great-West Life & Annuity Contract	$14,792,010
1,678,542		Maxim Ariel MidCap Value Portfolio	44,196,020
784,016		Maxim Ariel Small-Cap Value Portfolio	11,046,790
1,083,281		Maxim Bernstein International Equity Portfolio	17,668,315
1,520,962		Maxim Federated Bond Portfolio	14,616,443
1,295,070		Maxim Global Bond Portfolio	14,750,846
1,405,857		Maxim High Yield Bond Portfolio	14,466,266
804,162		Maxim INVESCO ADR Portfolio	17,305,575
2,122,451		Maxim Janus Large Cap Growth Portfolio	29,693,086
471,691		Maxim Loomis Sayles Small-Cap Value Portfolio	11,056,426
1,191,614		Maxim MFS® International Growth Portfolio	17,314,157
2,029,002		Maxim T. Rowe Price Equity/Income Portfolio	43,582,958
718,937		Maxim T. Rowe Price MidCap Growth Portfolio	14,781,352
770,294		Maxim Trusco Small-Cap Growth Portfolio	14,959,112
1,274,964		Maxim U.S. Government Securities Portfolio	14,611,082

Total Moderately Aggressive Profile I Portfolio			$294,840,438
(Cost of Investments $269,748,869)

(continued)

MAXIM SERIES FUND, INC. MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO SCHEDULE OF INVESTMENTS JUNE 30, 2007 UNAUDITED COMMON STOCK
Shares			Value ($)

14,231,465	*	Great-West Life & Annuity Contract	$14,982,828
125,987		Maxim Ariel MidCap Value Portfolio	3,317,243
235,388		Maxim Ariel Small-Cap Value Portfolio	3,316,620
139,484		Maxim Bernstein International Equity Portfolio	2,274,989
513,778		Maxim Federated Bond Portfolio	4,937,403
291,625		Maxim Global Bond Portfolio	3,321,612
633,201		Maxim High Yield Bond Portfolio	6,515,634
103,430		Maxim INVESCO ADR Portfolio	2,225,804
358,437		Maxim Janus Large Cap Growth Portfolio	5,014,535
141,613		Maxim Loomis Sayles Small-Cap Value Portfolio	3,319,398
153,272		Maxim MFS® International Growth Portfolio	2,227,047
168,339		Maxim Short Duration Bond Portfolio	1,659,818
228,468		Maxim T. Rowe Price Equity/Income Portfolio	4,907,491
161,886		Maxim T. Rowe Price MidCap Growth Portfolio	3,328,377
430,685		Maxim U.S. Government Securities Portfolio	4,935,645

Total Moderately Conservative Profile I Portfolio			$66,284,444
(Cost of Investments $62,739,121)

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

Security is fair valued at June 30, 2007.

See Notes to Financial Statements.

Concluded

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the Great-West Life & Annuity Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolios adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolios have taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolios file income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolios’ federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the six months ended June 30, 2007, in which the issuer was an affiliate of a Portfolio, is included on the following pages.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	06/30/2007

Aggressive Profile I Portfolio
Maxim MFS® International Growth Portfolio
	792,464	9,971,284	1,003,395	316,884	68,101	0	11,514,506
Maxim Trusco Small-Cap Growth Portfolio
	358,525	$5,615,148	$718,650	$76,473	$32,343	$0	$6,962,561

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	06/30/2007

Conservative Profile I Portfolio
Maxim Short Duration Bond Portfolio
	370,117	$3,262,588	$528,483	$132,969	$(3,713)	$74,355	$3,649,358

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	06/30/2007

Moderate Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	1,148,858	$26,962,514	$1,577,793	$772,615	$264,404	$59,011	$30,249,423
Maxim Federated Bond Portfolio	2,342,256	13,355,244	9,687,435	224,514	(4,517)	438,573	22,509,084
Maxim Global Bond Portfolio	1,329,569	27,348,440	1,087,855	13,949,953	416,045	128,891	15,143,795
Maxim High Yield Bond Portfolio
	1,443,344	13,541,659	1,563,955	147,733	8,035	484,765	14,852,011
Maxim INVESCO ADR Portfolio
	708,059	13,923,770	752,722	540,281	217,436	0	15,237,428
Maxim Janus Large Cap Growth Portfolio
	2,179,064	26,936,636	1,689,099	696,145	251,103	38,571	30,485,103
Maxim Loomis Sayles Small-Cap Value Portfolio
	645,686	13,440,358	763,978	366,579	92,018	6,465	15,134,876
Maxim MFS® International Growth Portfolio
	1,049,212	13,927,610	768,469	697,278	16,310	0	15,245,052
Maxim U.S. Government Securities Portfolio
	1,963,422	13,378,468	9,719,760	229,663	(9,757)	466,735	22,500,820

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2006	Cost	Cost	Gain/(Loss)	Received	06/30/2007

Moderately Aggressive Profile I Portfolio
Maxim Ariel MidCap Value Portfolio
	1,678,542	25,603,082	15,928,711	443,620	78,413	86,260	44,196,020
Maxim Federated Bond Portfolio	1,520,962	6,341,004	8,667,037	168,897	(2,082)	283,218	14,616,443
Maxim Global Bond Portfolio	1,295,070	25,969,028	1,294,924	13,094,718	448,201	125,608	14,750,846
Maxim High Yield Bond Portfolio
	1,405,857	12,858,698	1,905,367	180,026	10,528	472,414	14,466,266
Maxim INVESCO ADR Portfolio	804,162	17,609,903	1,170,405	2,166,562	879,501	0	17,305,575
Maxim Janus Large Cap Growth Portfolio
	2,122,451	25,577,786	2,231,038	709,612	97,300	37,588	29,693,086
Maxim MFS® International Growth Portfolio
	1,191,614	17,640,732	1,245,030	2,854,701	226,772	0	17,314,157
Maxim Trusco Small-Cap Growth Portfolio
	770,294	12,402,908	1,193,564	232,536	3,661	0	14,959,112

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

Sales

	Purchases

Aggressive Profile I Portfolio	$12,243,148	$3,782,103
Conservative Profile I Portfolio	9,980,524	5,908,846
Moderate Profile I Portfolio	36,966,260	23,024,858
Moderately Aggressive Profile I Portfolio	51,502,200	34,924,339
Moderately Conservative Profile I Portfolio	12,343,202	7,396,088

4.	UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2007 were as follows:

	Cost For			Net
	Income			Unrealized
	Tax	Gross	Gross	Appreciation
	Purposes	Appreciation	Depreciation	(Depreciation)

Aggressive Profile I Portfolio	$121,875,724	$15,724,274	$(0)	$15,724,274
Conservative Profile I Portfolio	47,459,251	1,776,834	(759,259)	1,017,575
Moderate Profile I Portfolio	282,099,742	22,106,232	(1,659,556)	20,446,676
Moderately Aggressive Profile I Portfolio	273,748,012	22,384,208	(1,291,782)	21,092,426
Moderately Conservative Profile I Portfolio	63,786,366	3,180,172	(682,094)	2,498,078

5.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales.. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.         CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.          DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.          PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.          PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007